Income Tax - Schedule of income tax provision (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 281,381	$ 317,902
Deferred			(1,115,020)	(61,973)
State
Current			129,934
Deferred			(391,209)
Change in valuation allowance		$ 61,973	1,506,229	61,973
Income tax provision	$ 392,446	$ 317,902	$ 411,315	$ 317,902